INCOME TAXES - Income Tax Recovery Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current tax expense
Current tax on net earnings	$ 6,291	$ 0
Deferred tax expense (income) [abstract]
Originating and reversal of temporary differences in the current year	21,148	12,350
Income tax expense	$ 27,439	$ 12,350